NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2030 Fund	Nationwide Destination Retirement Fund
Nationwide Destination 2035 Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Destination 2040 Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Destination 2045 Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Destination 2050 Fund	Nationwide Investor Destinations Moderately
Nationwide Destination 2055 Fund	Aggressive Fund
Nationwide Destination 2060 Fund	Nationwide Investor Destinations Moderately
Nationwide Destination 2065 Fund	Conservative Fund

Supplement dated August 22, 2025
to the Statement of Additional Information dated February 28, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective immediately, the list of underlying mutual funds that are part of the Nationwide group of funds (the “Nationwide Funds”) in which the Funds may currently invest on page 2 of the SAI is hereby revised to add the Nationwide Large Cap Equity Portfolio.s

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE